Commitments (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Leases
2017		$ 204,354
2018		113,337
2019		21,266
2020		21,266
2021 and thereafter		1,773
Total		361,996
Less: amount representing interest		(31,054)
Net present value of future minimum lease payments		330,942
Current maturities	$ (160,485)	(184,399)	$ (251,800)
Long-term maturities		146,543
Operating Leases
2017		1,072,448
2018		1,205,263
2019		427,769
2020		427,769
2021 and thereafter		463,416
Total		3,596,665
Total
2017		1,276,802
2018		1,318,600
2019		449,035
2020		449,035
2021 and thereafter		465,189
Total		$ 3,958,661